Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

23. RELATED PARTY TRANSACTIONS

All significant shareholders and other companies controlled or significantly influenced by the shareholders, and all members of the key management personnel of the Group are considered by the Board of Directors to be related parties.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including Directors. Compensation paid or payable to key management was comprised of the following:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Salaries and remuneration to key management and executive directors	3,897	1,379	714
Non-executive directors’ fees	401	246	150
	4,298	1,625	864

The emoluments paid to the Directors during the years ended December 31, 2021, 2020 and 2019 amounted to $1,202, $834 and $450, respectively.

The following transactions were carried out with related parties:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Expenses
Remuneration paid as consultancy fees	1,874	874	468
Salaries and wages	1,079	542	246
Other expenses	20	16	13
Share-based payments	1,345	—	—
	4,318	1,432	727

As per December 31, 2021 and 2020, the balance outstanding to key management and directors was $584 and $25, respectively.

As at December 31, 2021 and 2020 the following stock options and warrants were held by related parties:

	2021	2020
Key management and executive directors	6,216,514	1,909,744

In July 2021 the Company granted 4,056,770 share options under the Founders' Award (Note 13).

During the year ended December 31, 2021, 250,000 warrants held by an executive that were not previously included within related parties’ holdings were included as a result of a change in role.

During the year ended December 31, 2020, non-executive directors exercised 115,000 warrants and the Company repurchased 35,000 warrants. Additionally, in December 2020 the Company issued and sold to related parties 655,783 ordinary shares in exchange for cash proceeds of $1,990. These shares were sold pursuant to the rights to subscribe to shares that previously replaced warrants to purchase the Company’s ordinary shares issued in connection with the Company financing during 2019 (see Note 10). Of the aggregate 655,783 ordinary shares purchased, 46,438 shares were purchased by the Company’s directors nominated by the holder of the warrants, and included an element of compensation (see Note 12). The remaining 609,345 shares were purchased by the original investor in the 2019 financing and other related parties.